Multi-Sector Account Portfolios	07/01/2018 to 06/30/2019

ICA File Number: 811-22620
Registrant Name: T. Rowe Price Multi-Sector Account Portfolios, Inc.
Reporting Period: 07/01/2018 - 06/30/2019

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 2/28

Date of reporting period: 07/01/2018 to 06/30/2019

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Multi-Sector Account Portfolios, Inc.

By (Signature and Title) /s/ David Oestreicher
David Oestreicher, Principal Executive Officer

Date September 6, 2019

========== Emerging Markets Corporate Multi-Sector Account Portfolio ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

============ Emerging Markets Local Multi-Sector Account Portfolio =============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Floating Rate Multi-Sector Account Portfolio =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== High Yield Multi-Sector Account Portfolio ===================

FRONTERA ENERGY CORPORATION

Ticker:       FEC            Security ID:  35905B107
Meeting Date: MAY 29, 2019   Meeting Type: Annual/Special
Record Date:  APR 18, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Fix Number of Directors at Seven        For       For          Management
2.1   Elect Director Luis Fernando Alarcon    For       For          Management
2.2   Elect Director W. Ellis Armstrong       For       For          Management
2.3   Elect Director Gabriel de Alba          For       For          Management
2.4   Elect Director Raymond Bromark          For       For          Management
2.5   Elect Director Orlando Cabrales         For       For          Management
2.6   Elect Director Russell Ford             For       For          Management
2.7   Elect Director Veronique Giry           For       For          Management
3     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration
4     Amend Shareholder Rights Plan           For       For          Management

--------------------------------------------------------------------------------

FRONTERA ENERGY CORPORATION

Ticker:       FEC            Security ID:  35905B305
Meeting Date: MAY 29, 2019   Meeting Type: Annual/Special
Record Date:  APR 18, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Fix Number of Directors at Seven        For       For          Management
2.1   Elect Director Luis Fernando Alarcon    For       For          Management
2.2   Elect Director W. Ellis Armstrong       For       For          Management
2.3   Elect Director Gabriel de Alba          For       For          Management
2.4   Elect Director Raymond Bromark          For       For          Management
2.5   Elect Director Orlando Cabrales         For       For          Management
2.6   Elect Director Russell Ford             For       For          Management
2.7   Elect Director Veronique Giry           For       For          Management
3     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration
4     Amend Shareholder Rights Plan           For       For          Management

========== Investment-Grade Corporate Multi-Sector Account Portfolio ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Mortgage-Backed Securities Multi-Sector Account Portfolio ===========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT